Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2019
Receivables [Abstract]
Schedule of Accounts Receivable, Net

	As of
	December 31, 2018	June 30, 2019
Accounts receivable, gross	203,984,074	410,329,309
Less: allowance for doubtful accounts	—	—

Accounts receivable, net	203,984,074	410,329,309